Schedule III - Real Estate and Accumulated Depreciation - Summary of Depreciable Lives (Detail)	12 Months Ended
Dec. 31, 2018
Buildings and building improvements | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Depreciable lives	20 years
Buildings and building improvements | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Depreciable lives	40 years
Land improvements | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Depreciable lives	10 years
Land improvements | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Depreciable lives	20 years
Fixtures and integral equipment | Minimum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Depreciable lives	3 years
Fixtures and integral equipment | Maximum
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Depreciable lives	20 years